Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 6,108,552	$ 5,582,665
DBS Bank Hong Kong Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	November 2027
Currency	HKD
Weighted-average interest rate		7.31%
Total bank borrowings		$ 1,800,902
Bank of China (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	June 2027
Currency	HKD
Weighted-average interest rate	3.61%	6.96%
Total bank borrowings	$ 6,108,552	$ 2,821,221
Hang Sang Bank Limited [Member]
Schedule of Bank Borrowings [Line Items]
Maturity date	July 2024
Currency	HKD
Weighted-average interest rate		6.93%
Total bank borrowings		$ 960,542